Loans and Accounts Receivable From Customers - Summary of Movements in Loan Portfolio (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 869	$ 0
New financial assets originated or purchased	291,865	136,559
Financial assets that have been derecognized	(162,519)	(114,655)
Foreign exchange and other movements	(4,773)	20,589
Allowance for loan losses	747,617	545,199	$ 484,707
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(1,344)	0
New financial assets originated or purchased	(2,312)	3,481
Financial assets that have been derecognized	(5,316)	(5,501)
Foreign exchange and other movements	5,845	855
Allowance for loan losses	73,465	78,501	66,117
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(314)
New financial assets originated or purchased	125,212
Financial assets that have been derecognized	(76,578)
Foreign exchange and other movements	(5,849)
Allowance for loan losses	220,791	256,417
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	23,134,814	21,482,490
- Charge-offs	(315,765)	(173,272)
- Changes due to modifications that did not result in derecognition	(265,977)
New financial assets originated or purchased	8,916,631	7,343,332
Financial assets that have been derecognized	(8,450,587)	(6,055,454)
Foreign exchange and other movements	(401,135)	537,718
Ending balance	22,617,981	23,134,814
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,460,544	14,366,900
- Charge-offs	(168,662)	(98,686)
- Changes due to modifications that did not result in derecognition	(174,255)
New financial assets originated or purchased	6,663,157	5,446,411
Financial assets that have been derecognized	(6,708,654)	(4,763,904)
Foreign exchange and other movements	(263,331)	509,823
Ending balance	14,808,799	15,460,544
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(789)	0
New financial assets originated or purchased	414,765	282,800
Financial assets that have been derecognized	(244,413)	(199,319)
Foreign exchange and other movements	(4,777)	37,787
Allowance for loan losses	1,041,873	880,117	$ 768,120
Net carrying amount	21,576,108	22,254,697
IFRS9 [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount	14,061,182	14,915,345
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	5,243,288	4,797,540
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	2,271,638	2,541,812
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	23,134,814
Ending balance	22,617,981	23,134,814
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,460,544
Ending balance	14,808,799	15,460,544
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,876,041
Ending balance	5,316,753	4,876,041
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,798,229
Ending balance	2,492,429	2,798,229
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,041,873	880,117
IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	747,617	545,199
IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	73,465	78,501
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 220,791	$ 256,417